Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000006077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 21,232	$ 21,232	$ 21,232	$ 18,715	$ 16,273	$ 17,287	$ 11,918	$ 13,092	$ 12,430	$ 11,335	$ 10,133	$ 10,549	$ 10,000
Average Annual Return, Percent	13.45%	10.15%	7.82%
C000006074 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	7.27%	8.67%	6.94%
C000006074 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 19,568	$ 19,568	$ 19,568	17,285	15,082	16,065	11,103	12,236	11,652	10,653	9,549	9,970	9,475
Average Annual Return, Percent	13.21%	9.85%	7.52%
C000006076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	11.25%	8.94%	6.83%
C000006076 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 19,357	$ 19,357	$ 19,357	17,098	14,919	16,017	11,170	12,412	11,911	10,979	9,920	10,437	10,000
Average Annual Return, Percent	12.25%	8.94%	6.83%
C000152172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 21,414	$ 21,414	$ 21,414	18,857	16,394	17,398	11,980	13,156	12,480	11,364	10,148	10,556	10,000
Average Annual Return, Percent	13.56%	10.23%	7.91%
C000007847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 19,950	$ 19,950	$ 19,950	17,695	15,491	16,563	11,482	12,702	12,135	11,131	10,011	10,486	10,000
Average Annual Return, Percent	12.75%	9.45%	7.15%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,504	$ 32,504	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Average Annual Return, Percent	23.88%	14.61%	12.51%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,057	$ 22,057	$ 22,057	$ 19,509	$ 17,491	$ 18,771	$ 13,064	$ 14,331	$ 13,212	$ 12,375	$ 10,711	$ 10,413	$ 10,000
Average Annual Return, Percent	13.06%	9.01%	8.23%